SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in accounting policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Prepaid expenses	¥ 80,913	¥ 66,894	¥ 64,843
Property and equipment, net	19,184,639	13,658,226	13,994,945
Intangible assets, net	394,628	437,940	482,492
Operating lease right-of-use assets	796,679	513,961
Liabilities
Accounts payable	1,675,966	1,504,156	1,508,020
Accrued expenses and other payables	817,883	463,479	476,564
Operating lease liabilities, current	55,139	67,006
Operating lease liabilities, non-current	709,998	416,601
Finance lease and other financing obligations, non-current	¥ 4,751,121	¥ 3,802,410	4,134,327
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	false
Balances at December 31, 2018
Assets
Prepaid expenses			64,843
Property and equipment, net			13,994,945
Intangible assets, net			482,492
Liabilities
Accounts payable			1,508,020
Accrued expenses and other payables			476,564
Finance lease and other financing obligations, non-current			4,134,327
Adjustments due to adoption of ASC 842 | ASC 842
Assets
Prepaid expenses			2,051
Property and equipment, net			(336,719)
Intangible assets, net			(44,552)
Operating lease right-of-use assets			513,961
Liabilities
Accounts payable			(3,864)
Accrued expenses and other payables			(13,085)
Operating lease liabilities, current			67,006
Operating lease liabilities, non-current			416,601
Finance lease and other financing obligations, non-current			¥ (331,917)